Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Goodwill balance as at December 31, 2020	$ 8,317	$ 8,317
Goodwill acquired during the year	24,031	0
Accumulated impairment losses	0	0
Accumulated currency translation adjustments	(1,507)
Goodwill balance as at December 31, 2021	30,841	8,317
IoT
Indefinite-lived Intangible Assets [Line Items]
Goodwill balance as at December 31, 2020	8,317	8,317
Goodwill acquired during the year	0	0
Accumulated impairment losses	0	0
Accumulated currency translation adjustments	0
Goodwill balance as at December 31, 2021	8,317	8,317
AI
Indefinite-lived Intangible Assets [Line Items]
Goodwill balance as at December 31, 2020	0	0
Goodwill acquired during the year	24,031	0
Accumulated impairment losses	0	0
Accumulated currency translation adjustments	(1,507)
Goodwill balance as at December 31, 2021	$ 22,524	$ 0